Losses per Share (Tables)	3 Months Ended
Mar. 31, 2019
Losses per Share
Schedule of basic losses per share

	Three Months Ended
	March 31,
	2018	2019
Weighted average number of outstanding ordinary shares in issue	663,844,980	665,470,220
Net loss attributable to the Company (US$’000)	(11,730)	(19,885)
Losses per share attributable to the Company (US$ per share)	(0.02)	(0.03)